EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 5:-	EQUITY

On December 12, 2012, the Board of Directors approved the appointment of Dr. Gil Ben-Menachem as Chief Executive Officer ("CEO") of the Company effective January 1, 2013. The Board of Directors also approved an Employment Agreement with Dr. Ben-Menachem which became effective on January 1, 2013. The agreement was terminated on February 25, 2013.

In contemplation with the termination of the CEO, subsequent to the balance sheet, the Board of Directors approved the grant of options to Dr. Gil Ben-Menachem. He received options to acquire 39,155 shares of Common Stock of OphthaliX at an exercise price of $1.1757 in accordance with the terms of the Israeli Annex to the employee incentive Plan of OphthaliX and the employee incentive Plan of OphthaliX (collectively, the "Option Plan") and shall expire on February 28, 2023.

On February 28, 2013, the board of Directors approved the appointment of Mr. Barak Singer as the new Chief Executive Officer of the Company effective March 1, 2013. The Board of Directors also approved an amendment dated February 28, 2013 to the existing Employment Agreement and non-competition agreement dated February 22, 2011 between Can-Fite and Mr. Singer whereby Mr. Singer will serve as Chief Executive Officer of OphthaliX while as the same time continuing to serve as Vice-President of Business Development of Can-Fite. He will devote approximately 50% of his time to each position and we will pay one-half of the costs under the Employment Agreement.

Subsequent to the balance sheet date, the Company Board of Directors approved the grant of options to Mr. Singer. In accordance with the option agreement, he shall receive options to acquire 469,855 common stock of OphthaliX at an exercise price of $1.1757 (the “Time Based Options”) and shall expire 10 years from the grant date. The Time Based Options shall vest over a period of three years on a quarterly basis over twelve consecutive quarters from the date of commencement of the employment of the CEO with OphthaliX.

In addition, the Company's Board of Directors also approved the grant of an aggregate of 469,855 options to Mr. Singer, to acquire 469,855 common stock of OphthaliX at an exercise price of $1.1757 in accordance with the terms of the Option Plan, and shall expire 10 years from the grant date. These options shall vest upon the achievement of certain businesses and financial milestones, as defined in the agreement.

NOTE 8:-	SHARE CAPITAL

a.	Shares of Common Stock:

The shares of Common Stock represent the Legal acquirer, meaning OphthaliX's share capital as of the transaction date.

Shares of Common Stock confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, the right to receive dividends, if declared.

b.	Warrants:

In contemplation with the Reverse Recapitalization, it was agreed that for each two shares of Common Stock purchased by the New Investors and Can-Fite, they will be granted by the Company one warrant to acquire one share of Common Stock of the Company. The exercise price of the warrants is $1.72 per share of Common Stock. The warrants are exercisable for a period of five years from their date of grant. The warrants do not contain non standard anti-dilution provisions.

According to ASC 815-40-15 and 25 instructions, the Company's management evaluated whether the warrants are entitled to the scope exception in ASC 815-10-15-74 (as the warrants meet the definition of a derivative under ASC 815-10-15-83). Based on their straight forward terms (i.e. fix exercise price, no DRP or other provisions that will preclude them from being considered indexed to the Company own stock) the Company's management concluded that the warrants should be classified as equity at inception.

In contemplation of the transaction, the Company issued a total of 532,870 warrants to consultants and brokers involved in the transaction with a fair value in total of $329 (the "Adviser Warrants").

Therefore, the fair value of the Adviser Warrants were accounted as issuance expenses, whereas $304 allocated to equity component and were deducted from additional paid in capital, $ 25 were allocated to a derivative component and expensed immediately as part of financial expenses. All the Adviser Warrants are fully vested. The Company estimates the fair value of Adviser Warrants granted using the Black-Scholes option-pricing model with the following weighted-average assumptions: risk-free interest rates of 0.92%, dividend yield of 0%, volatility factors of the expected market price of the Parent Company's Ordinary shares of 76.23% and expected life of the options of 3.72 years. The Warrant's exercise price is $1.144 and the intrinsic value is $458.

On November 12, 2012, the Board of Directors, complying with the undertaking taken as part of the recapitalization of the Company on November 21, 2011, formerly resolved to issue to certain investors and Can-Fite, 1,455,228 and 1,267,315 warrants to acquire 1,455,228 and 1,267,315 shares of Common Stock of the Company, respectively (the "Warrants"). The exercise price of such Warrants is $1.72 per share. The Warrants are exercisable for a period of five years from their date of grant and do not contain any non standard anti-dilution provisions.

c.	Stock option plan and grant:

On January 2, 2012, the Board of Directors approved the adoption of the 2012 Stock Incentive Plan (the "2012 Plan"). The 2012 Plan was approved by the Company's stockholders and became effective on February 6, 2012. Under the 2012 Plan, the Company may grant its officers, directors, employees and consultants, Stock options, Restricted Stocks and Restricted Stock Units ("RSUs") of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

Upon the adoption of the 2012 Stock Option Plan the Company reserved for issuance 4,900,000 shares of Common Stock, $0.001 par value each. As of December 31, 2012 the Company has 4,665,000 shares of Common Stock available for future grant under the 2012 Plan.

On January 2013, the Board of Directors approved the adoption of an annex 2012 Plan. See Note 11.

In January 2012, the Company granted to one of its board members, options to purchase 235,000 shares of Common Stock of the Company at an exercise price of $2.00 per share. The options shall be vested in a period of 36 months so long as he remains a director until fully vested. The options were granted under the Company's 2012 Stock Incentive Plan and shall expire 10 years from the grant date. The agreement prohibits the Board Member from employment or connection with, or holding any office in, any business or undertaking which competes with any business of the Company or is a customer or supplier of the Company. During the year ended December 31, 2012 the Company recorded stock based compensation expense in total amount of $220.

The Company used a Black-Scholes option-pricing model with the following weighted-average assumptions: risk-free interest rates of 0.85%-1.03% dividend yield of 0%, volatility factors of the expected market price of the Parent Company's Ordinary shares of 80% and expected life of the options of 5.23 years.

As of December 31, 2012, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $117 which is expected to be recognized over a weighted average period of approximately 2 years.